Capital - Disclosure of number and weighted average exercise prices of other equity instruments (Details)	Jun. 30, 2023 shares € / shares
Warrant
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	10,592,170
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	1,901,049
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	2,928,394
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	5,762,727
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	6,514,299
BSAAR 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	650,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	25,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	625,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 2.04
BSAAR 2012
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	146,050
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	12,250
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	133,800
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 2.04
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	1,050,382
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	2,720
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,940
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,045,722
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	1,045,722
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 7.20
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	2,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	550
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	250
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	86,700
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	59,350
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 59,350
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	2,486
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	251
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	167
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	2,068
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	268,840
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	50,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	50,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	3,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	3,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	333,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	250,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	250,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Employees 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	5,725
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	5,725
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Management 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	2,400
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	2,400
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Employees 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	114,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	4,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	110,500
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Bonus 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	67,028
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	469
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	66,559
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Perf Employees 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	327,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	224,375
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	103,125
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Perf Management 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	260,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	150,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	110,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	90,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	5,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	85,650
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	25,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	25,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	57,376
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	57,376
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Bonus 2020-1 & 2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	79,861
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	17,885
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	61,976
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	766,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	310,434
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	456,216
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	456,216
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	710,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	60,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	650,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	650,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	125,748
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	125,748
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Employees 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	1,066,600
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	167,600
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	899,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	899,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Management 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	610,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	90,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	520,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	520,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA "Plan Epargne Entreprise" 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	138,960
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	138,960
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Bonus 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	128,061
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	128,061
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	128,061
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Perf Employees 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	1,371,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	81,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,290,500
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	1,290,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Perf Management 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	550,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	550,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	550,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA "Plan Epargne Entreprise" 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	163,293
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	163,293
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
Stock Options 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	102,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	102,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP 2019 Employees 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	546,700
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	375,150
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	171,550
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP 2019 Management 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	355,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	207,500
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	147,500
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
BSA 2011-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	225,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	25,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	200,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 1.77
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	237,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	225,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	12,500
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	12,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 2.36
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	150,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	75,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	75,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	75,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 8.65
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	70,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	70,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	70,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 9.59
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	14,200
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	14,200
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	14,200
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 14.05
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	37,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	37,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	37,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 11.00
BSA 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	40,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	31,740
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	8,260
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	8,260
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 2.31